Lease Exit Liability (Tables)	9 Months Ended
Sep. 30, 2013
Changes in Lease Exit Liability

Changes in the lease exit liability for the years ended December 31, 2012 and 2011 and the nine months ended September 30, 2013 are as follows:

Exit Liability
Accrual balance at December 31, 2010	$11,054,518
Principal payments	(447,019)

Accrual balance at December 31, 2011	10,607,499
Principal payments	(533,560)

Accrual balance at December 31, 2012	$10,073,939
Principal payments (unaudited)	(466,301)

Accrual balance at September 30, 2013 (unaudited)	$9,607,638

Future Principal Payments Under Lease Agreement

Future principal payments to be made under the lease agreement for the next five years and thereafter as of September 30, 2013 are as follows:

(unaudited)
Twelve Months Ending September 30,
2014	$1,229,453
2015	1,589,410
2016	1,808,119
2017	2,049,273
2018	2,315,026
Thereafter	616,357

$9,607,638